SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.7%

Consumer Durables - 0.2%
YETI Holdings, Inc. *	3,500	134,925

Consumer Non-Durables - 2.1%
Constellation Brands, Inc.	2,750	747,340
Mondelez International, Inc.	3,400	238,000
PepsiCo, Inc.	1,825	319,393

		1,304,733

Consumer Services - 2.0%
McDonald’s Corp.	1,450	408,828
Visa, Inc.	2,800	781,424

		1,190,252

Electronic Technology - 15.2%
Apple, Inc.	13,700	2,349,276
Applied Materials, Inc.	2,600	536,198
Arista Networks, Inc. *	765	221,835
Broadcom, Inc.	1,485	1,968,234
NVIDIA Corp.	4,025	3,636,829
Palo Alto Networks, Inc. *	2,160	613,721

		9,326,093

Energy Minerals - 1.5%
ConocoPhillips	5,775	735,042
Shell, PLC, ADR	2,400	160,896

		895,938

Finance - 3.5%
Ameriprise Financial, Inc.	1,150	504,206
Chubb, Ltd.	1,400	362,782
Goldman Sachs Group, Inc.	1,600	668,304
JPMorgan Chase & Co.	2,925	585,878

		2,121,170

Health Services - 2.9%
Centene Corp. *	2,475	194,238
HCA Healthcare, Inc.	600	200,118
Quest Diagnostics, Inc.	1,475	196,337
UnitedHealth Group, Inc.	2,450	1,212,015

		1,802,708

Health Technology - 4.7%
Abbott Laboratories	3,550	403,493
Dexcom, Inc. *	5,260	729,562
Gilead Sciences, Inc.	5,975	437,669
Intuitive Surgical, Inc. *	510	203,536
Johnson & Johnson	1,250	197,738
Novo Nordisk A/S, ADR	1,550	199,020
Thermo Fisher Scientific, Inc.	1,200	697,452
Zimmer Biomet Holdings, Inc.	650	85,787

		2,954,257

Industrial Services - 0.7%
Cheniere Energy, Inc.	2,750	443,520

Process Industries - 1.5%
Linde, PLC	1,225	568,792
Sherwin-Williams Co.	1,000	347,330

		916,122

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 5.0%
General Dynamics Corp.	700	197,743
Honeywell International, Inc.	1,450	297,613
Motorola Solutions, Inc.	1,400	496,972
Northrop Grumman Corp.	375	179,497
Parker-Hannifin Corp.	1,350	750,316
Safran SA, ADR	11,550	654,307
Siemens AG, ADR	5,175	493,850

		3,070,298

Retail Trade - 6.5%
Amazon.com, Inc. *	9,700	1,749,686
Home Depot, Inc.	1,825	700,070
Lululemon Athletica, Inc. *	885	345,725
Netflix, Inc. *	460	279,372
TJX Cos., Inc.	5,100	517,242
Ulta Beauty, Inc. *	795	415,690

		4,007,785

Technology Services - 16.9%
Accenture, PLC	2,025	701,885
Adobe, Inc. *	1,060	534,876
Alphabet, Inc. - Class A *	12,400	1,871,532
Alphabet, Inc. - Class C *	4,100	624,266
Atlassian Corp. *	1,050	204,865
Autodesk, Inc. *	1,275	332,035
Dynatrace, Inc. *	4,250	197,370
Intuit, Inc.	1,200	780,000
Meta Platforms, Inc.	635	308,343
Microsoft Corp.	7,800	3,281,616
Paycom Software, Inc.	600	119,406
Salesforce, Inc.	3,650	1,099,307
ServiceNow, Inc. *	560	426,944

		10,482,445

Transportation - 1.6%
FedEx Corp.	1,775	514,289
Union Pacific Corp.	2,050	504,157

		1,018,446

Utilities - 0.4%
NextEra Energy, Inc.	4,140	264,587

Total Common Stocks (cost: $17,815,315)		39,933,279

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 29.3%

Asset-Backed Securities - 0.2%

Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	8,845	8,688
2007-20H 1, 5.78%, 8/1/27	7,991	7,892

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, 4	59,041	56,259
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	84,518	83,710

		156,549

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Collateralized Mortgage Obligations - 6.9%

Chase Home Lending Mortgage Trust:
2023-6 A2, 6.00%, 6/25/54 [1,4]	144,652	144,048

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	197,770
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	198,417
2024-3 A8, 6.00%, 2/25/55 [1,4]	100,000	100,374

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	16,569	14,366
2003-34 A1, 6.00%, 4/25/43	22,204	22,165
2004-T1 1A1, 6.00%, 1/25/44	13,066	13,275
1999-17 C, 6.35%, 4/25/29	3,723	3,719
2001-82 ZA, 6.50%, 1/25/32	6,132	6,154
2009-30 AG, 6.50%, 5/25/39	22,715	23,847
2013-28 WD, 6.50%, 5/25/42	21,047	22,009
2004-T1 1A2, 6.50%, 1/25/44	33,733	34,114
2004-W9 2A1, 6.50%, 2/25/44	22,685	22,850
2004-T3 1A3, 7.00%, 2/25/44	4,623	4,737

Freddie Mac:
5280 A, 3.50%, 1/25/50	148,782	136,727
4812 CZ, 4.00%, 5/15/48	155,556	143,796
4293 BA, 5.29%, 10/15/47 [1]	6,601	6,643
2122 ZE, 6.00%, 2/15/29	19,974	20,069
2126 C, 6.00%, 2/15/29	13,817	13,830
2480 Z, 6.00%, 8/15/32	16,945	17,208
2485 WG, 6.00%, 8/15/32	17,716	18,111
2575 QE, 6.00%, 2/15/33	6,634	6,760
2980 QA, 6.00%, 5/15/35	8,208	8,443
5354 AB, 6.00%, 5/25/49	183,598	185,637
2357 ZJ, 6.50%, 9/15/31	13,932	14,235
4520 HM, 6.50%, 8/15/45	11,693	12,648
3704 CT, 7.00%, 12/15/36	7,411	7,769

Government National Mortgage Association:
2021-86 WB, 4.75%, 5/20/51 [1]	132,739	128,678
2021-104 HT, 5.50%, 6/20/51	168,132	168,065
2021-27 AW, 5.86%, 2/20/51 [1]	180,373	185,725
2015-80 BA, 7.00%, 6/20/45 [1]	6,037	6,300
2018-147 AM, 7.00%, 10/20/48	22,283	23,110
2018-160 DA, 7.00%, 11/20/48	20,820	21,548
2014-69 W, 7.20%, 11/20/34 [1]	9,545	9,963
2013-133 KQ, 7.31%, 8/20/38 [1]	11,539	12,076
2005-74 HA, 7.50%, 9/16/35	164	166

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	282,774	247,066
2021-13 A4, 2.50%, 4/25/52 [1,4]	253,270	220,306
2021-6 A12, 5.00%, 10/25/51 [1,4]	273,071	262,080
2021-13 A11, 5.00%, 4/25/52 [1,4]	277,453	256,323
2022-1 A11, 5.00%, 7/25/52 [1,4]	326,100	300,763
2022-2 A11, 5.00%, 8/25/52 [1,4]	307,969	287,131
2023-6 A2, 6.00%, 12/26/53 [1,4]	135,180	134,784
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	150,443
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	196,629
2024-2 A8A, 6.00%, 8/25/54 [1,4]	125,000	124,657

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	31,806	30,553

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	39,423	35,445

Name of Issuer	Principal Amount ($)	Fair Value ($)

Vendee Mortgage Trust:
2008-1 B, 5.72%, 3/15/25 [1]	5,815	5,833

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	32,022	28,686

		4,236,051

Corporate Bonds - 6.4%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	151,327
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	190,799
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	87,291
Consumers Energy Co., 4.35%, 8/31/64	50,000	39,256
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	133,113	137,870
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	110,170	104,199
Duke Energy Florida, LLC:
2.54%, 9/1/29	39,398	36,474
2.86%, 3/1/33	120,000	103,596
Entergy Louisiana, LLC, 4.95%, 1/15/45	200,000	184,566
Equifax, Inc., 7.00%, 7/1/37	116,000	128,696
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	183,725
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	100,000	100,871
Exelon Corp., 7.60%, 4/1/32	75,000	85,218
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	165,466
First-Citizens Bank & Trust Co. (Subordinated), 4.13%, 11/13/29 [1]	175,000	168,352
GATX Corp., 6.90%, 5/1/34	175,000	191,053
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	85,058
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	50,000	47,925
KeyCorp, 2.55%, 10/1/29	225,000	190,301
Leidos, Inc., 7.13%, 7/1/32	50,000	54,026
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	51,067
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29, 7.88%, 12/15/24 [1,4]	195,000	195,016
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	250,000	233,137
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	93,479	95,358
Principal Life Global Funding II, 5.10%, 1/25/29 [4]	100,000	99,797
SBA Tower Trust, 6.60%, 1/15/28 [4]	145,000	148,614
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	95,347
State Street Corp., 5.16%, 5/18/34 [1]	175,000	174,314
Truist Financial Corp., 7.16%, 10/30/29 [1]	175,000	186,769
Union Electric Co., 4.00%, 4/1/48	100,000	79,819
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	125,021	107,021
Unum Group, 7.25%, 3/15/28	25,000	26,470

		3,928,798

Federal Home Loan Mortgage Corporation - 0.2%
7.50%, 10/1/38	97,855	103,820
8.50%, 5/1/31	43,383	44,528

		148,348

Federal National Mortgage Association - 2.5%
4.50%, 7/1/52	312,428	297,782

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

4.50%, 9/1/52	318,195	303,278
5.00%, 1/1/30	130,252	129,472
5.50%, 8/1/56	150,624	154,434
6.00%, 7/1/41	124,120	128,039
6.00%, 9/1/53	166,046	167,637
6.00%, 10/1/53	339,975	343,812
6.50%, 9/1/27	12,719	13,000
7.00%, 1/1/32	4,155	4,143
7.00%, 3/1/33	7,921	8,035
7.00%, 12/1/38	5,935	6,005
8.36%, 7/15/26	424	422

		1,556,059

Government National Mortgage Association - 1.6%
3.50%, 2/20/52	258,218	235,166
4.00%, 9/20/52	235,718	216,651
5.00%, 5/20/48	20,612	20,486
5.50%, 9/20/52	88,237	87,116
5.50%, 8/20/62	207,867	206,611
6.00%, 9/20/53	173,730	174,165
6.50%, 11/20/38	8,674	8,781
7.00%, 12/15/24	664	665
7.00%, 11/20/27	3,247	3,320
7.00%, 9/20/29	10,682	10,922
7.00%, 9/20/38	5,458	5,606
7.50%, 4/20/32	7,169	7,207

		976,696

Taxable Municipal Securities - 5.1%
Benton & Polk Sch. Dist. No. 17J G.O., 5.47%, 6/15/27	150,000	153,026

Chicago Park Dist., 2.53%, 1/1/34	235,000	187,861

City of Aurora G.O., 5.01%, 12/30/30	300,000	302,682

CO Health Facs. Auth., 3.13%, 5/15/27	250,000	224,215

Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	163,557

Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	174,422

LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	182,588

Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	78,828

Massachusetts Edu. Auth.:

4.41%, 7/1/34	15,000	14,334

4.95%, 7/1/38	195,000	186,445

5.95%, 7/1/44	150,000	151,137

MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	126,126

NY State Dormitory Auth., 2.69%, 7/1/35	200,000	159,676

Public Fin. Auth., 4.23%, 7/1/32	105,000	99,572
State of Connecticut G.O., 5.09%, 10/1/30	100,000	100,233
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	108,372
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	187,714
VA Hsg. Dev. Auth., 2.21%, 11/1/30	250,000	214,915
VT Hsg. Fin. Agy., 6.25%, 11/1/54	200,000	207,430
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	20,000	19,860
Wichita Falls, 1.65%, 9/1/28	145,000	128,293

		3,171,286

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 6.4%

U.S. Treasury - 6.4%

U.S. Treasury Bonds:
3.63%, 2/15/53	275,000	241,936
4.25%, 2/15/54	100,000	98,531
4.75%, 11/15/53	1,200,000	1,283,250

U.S. Treasury Notes:
3.75%, 12/31/28	150,000	146,883
4.00%, 1/31/29	1,725,000	1,708,154
4.50%, 11/15/33	450,000	460,406

		3,939,160

Total Bonds (cost $19,006,921)		18,112,947

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 4.6%
Angel Oak Financial Strategies Income Trust	6,700	83,683
BlackRock Credit Allocation Income Trust	12,250	130,953
BlackRock Enhanced Government Fund	4,174	39,611
BlackRock Income Trust, Inc.	3,200	38,080
BlackRock Municipal Income Fund, Inc.	11,100	133,866
BlackRock Taxable Municipal Bond Trust	10,671	174,364
DWS Municipal Income Trust	10,500	94,815
Eaton Vance California Municipal Bond Fund	2,000	18,900
Eaton Vance Municipal Bond Fund	11,100	114,885
Eaton Vance New York Municipal Bond Fund	1,100	10,681
First Trust Mortgage Income Fund	3,800	46,265
Invesco Municipal Opportunity Trust	21,395	208,173
Invesco PA Value Municipal Income Trust	3,900	39,975
Invesco Trust for Investment Grade NY Munis	5,500	59,125
MFS Intermediate Income Trust	62,200	165,452
Nuveen AMT-Free Muni Credit Income Fund	20,900	253,935
Nuveen AMT-Free Quality Muni Income Fund	18,300	202,581
Nuveen Multi-Market Income Fund	17,353	105,680
Nuveen NJ Quality Muni Income Fund	8,100	97,848
Nuveen NY AMT-Free Quality Muni Fund	7,400	80,438
Nuveen PA Quality Muni Income Fund	7,100	83,922
Nuveen Quality Municipal Income Fund	12,500	143,250
Nuveen Taxable Municipal Income Fund	5,967	91,414
Putnam Master Intermediate Income Trust	61,000	195,200
Putnam Premier Income Trust	45,692	160,836
TCW Strategic Income Fund, Inc.	18,000	86,580

Total Investment Companies (cost: $2,958,957)		2,860,512

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $905,732)	905,732	905,732

Total Investments in Securities - 100.1% (cost $40,686,925)		61,812,470

Other Assets and Liabilities, net - (0.1)%		(89,563)

Net Assets - 100.0%		$61,722,907

MARCH 31, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Balanced Fund (Continued)

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of March 31, 2024 was $4,162,519 and represented 6.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	39,933,279	—	—	39,933,279
Asset-Backed Securities	—	156,549	—	156,549
Collateralized Mortgage Obligations	—	4,236,051	—	4,236,051
Corporate Bonds	—	3,928,798	—	3,928,798
Federal Home Loan Mortgage Corporation	—	148,348	—	148,348
Federal National Mortgage Association	—	1,556,059	—	1,556,059
Government National Mortgage Association	—	976,696	—	976,696
Taxable Municipal Securities	—	3,171,286	—	3,171,286
U.S. Treasury / Federal Agency Securities	—	3,939,160	—	3,939,160
Investment Companies	2,860,512	—	—	2,860,512
Short-Term Securities	905,732	—	—	905,732
Total:	43,699,523	18,112,947	—	61,812,470

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4